OPTIONS (Details Narrative)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 20, 2016 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) integer $ / shares shares	Mar. 31, 2021 USD ($)
Vest percentage at grant			20.00%
Common stock exercisable term			10 years
Options vested description			The options vest in equal annual installments over a five year period with the first 20% vested when the options were granted.
Intrinsic value, Ending | $		$ 0	$ 0	$ 0
Weighted average remaining life and intrinsic value		3 years 6 months 18 days
Option 1 [Member] | April 1, 2018 [Member]
Common stock exercisable term			10 years
Exercise price of options | $ / shares			$ 0.30
Number of installments vest | integer			5
Options granted			40,000
Option 1 [Member] | April 1, 2016 [Member]
Common stock exercisable term			10 years
Exercise price of options | $ / shares			$ 0.30
Number of installments vest | integer			5
Options granted			30,000
Issued options			40,000
Option 1 [Member] | April 1, 2017 [Member]
Options granted			30,000
Option 2 [Member] | April 1, 2018 [Member]
Exercise price of options | $ / shares	$ 0.301		$ 0.25
Options granted	900,000
Issued options	300,000		40,000
Fair value of option granted | $	$ 484,205		$ 9,991